Derivatives (Tables)	12 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013 Currency Forward Contracts [Member]	Sep. 30, 2013 Interest rate swap [Member]
Notional Amount and Fair Value of Outstanding Currency Forward Contracts

The notional amount and fair value of our outstanding currency forward contracts were as follows:

(Dollars in millions)	Notional Amount	Asset Derivative	Liability Derivative
As of December 31, 2012	$69	$—	$—
As of December 31, 2011	$62	$1	$—

The notional amount and fair value of interest rate swaps outstanding are as follows:

(Dollars in millions)	Notional Amount	Fair Value
As of September 30, 2013	$300	$8
As of December 31, 2012	$—	$—

Schedule of Forward Contract Currency Gains and Losses

The currency forward contract gains and losses are as follows:

(Dollars in millions)	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012
Gain (loss) on derivative instruments	$(7)	$1	$2

The currency forward contract gains and losses are as follows:

(Dollars in millions)	Three Months Ended September 30, 2012	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2012	Nine Months Ended September 30, 2013
Gain (loss) on derivative instruments	$2	$—	$2	$—